Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Summary of Deferred Tax Assets

Deferred tax assets consisted of the following as of December 31, 2012 and 2011:

	Successor	Predecessor
	December 31, 2012	December 31, 2011
Net operating losses	$208,856	$3,512
Valuation allowance	(208,856)	(3,512)
Net deferred tax assets	$-	$-